EQUITY INVESTMENTS (Details) (USD $) In Millions, unless otherwise specified							12 Months Ended
	Dec. 31, 2011 Primester [Member]	Dec. 31, 2010 Primester [Member]	Dec. 31, 2011 Other Joint Ventures [Member]	Dec. 31, 2010 Other Joint Ventures [Member]	Dec. 31, 2011 Nanjing Joint Venture [Member]	Dec. 31, 2011 Shenzhen Joint Venture [Member]	Dec. 31, 2011 Acetate Tow Joint Venture [Member] Ton
Investments, Equity Method and Joint Ventures, Schedule of Equity Method Investments [Line Items]
Percentage of equity interest in joint venture (in hundredths)	50.00%				50.00%	50.00%	45.00%
Equity method investment in joint venture	$ 28	$ 32	$ 34	$ 6
Manufacturing capacity (in metric tons)							30,000
Raw material provided to joint venture (in hundredths)							100.00%